     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 8, 2002


                                                REGISTRATION NO. 33-45379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                          PRE-EFFECTIVE AMENDMENT NO.            [ ]



                        POST-EFFECTIVE AMENDMENT NO. 21          [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940




                                AMENDMENT NO. 21                 [X]



                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------


                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                              (NAME OF DEPOSITOR)
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                                 (609) 627-3700
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2415
                            ------------------------

    It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]  on  ______________ pursuant to paragraph (b) of Rule 485


            (date)

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X]  on   October 8, 2002  pursuant to paragraph (a)(1) of Rule 485


            (date)

    If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Individual Deferred Variable Annuity Contracts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Prospectus and Statement of Additional Information are hereby incorporated by reference from Registrant's Post-Effective Amendment No. 20 to Form N-4, Registration No. 33-45379 filed April 26, 2002, as revised by supplemental filing on July 3, 2002.

                         MERRILL LYNCH RETIREMENT PLUS
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

                       SUPPLEMENT DATED OCTOBER   , 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002

     Beginning on October   , 2002 and subject to state availability, you can
select an optional rider when you purchase a Retirement Plus variable annuity contract (the "Contract") issued by Merrill Lynch Life Insurance Company ("we" or "us") that provides a Guaranteed Minimum Income Benefit for an additional charge.

     This supplement describes the benefits and costs of the Guaranteed Minimum Income Benefit ("GMIB") Rider. The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments during the lifetime of the annuitant or co-annuitants subject to certain conditions. Once we receive state approval and offer the GMIB Rider, this benefit may be elected only at the time of application. If you elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract. YOU MAY NOT CANCEL THE GMIB RIDER ONCE ELECTED.

     Please retain this supplement with your Prospectus for reference. For additional information about the GMIB Rider or its availability, please contact your Financial Advisor or call the Service Center at (800) 535-5549.

     All terms that are not defined in this supplement have the same meanings as in the Prospectus.

GMIB FEE

     We determine the amount of the GMIB Fee on the last business day of each month and upon termination of the GMIB Rider or the Contract. On the last business day of each calendar quarter (and upon termination of the GMIB Rider or the Contract), we deduct any unpaid GMIB Fee from your Account A value. The amount of the GMIB Fee, how it is determined, and the circumstances under which it may be deducted are described in more detail below. We deduct this fee regardless of whether the GMIB has any value.

EXAMPLES OF CHARGES

     Because electing the GMIB Rider will result in an additional fee, it will affect the performance of your Contract. An example of its effect is shown below.

     If you surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets and the election of the Estate Enhancer benefit and the GMIB Rider.

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
ML Reserve Assets V.I. Fund.................................   $         $        $          $
                                                               $         $        $          $
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
ML American Balanced V.I. Fund*.............................   $         $        $          $
ML Basic Value V.I. Fund....................................   $         $        $          $
ML Core Bond V.I. Fund......................................   $         $        $          $
ML Developing Capital Markets V.I. Fund*....................   $         $        $          $
ML Domestic Money Market V.I. Fund..........................   $         $        $          $
ML Focus Twenty V.I. Fund...................................   $         $        $          $
ML Fundamental Growth V.I. Fund.............................   $         $        $          $
ML Global Allocation V.I. Fund..............................   $         $        $          $
ML Global Growth V.I. Fund..................................   $         $        $          $
ML Government Bond V.I. Fund................................   $         $        $          $
ML High Current Income V.I. Fund............................   $         $        $          $
ML Index 500 V.I. Fund......................................   $         $        $          $
ML Large Cap Core V.I. Fund.................................   $         $        $          $
ML Large Cap Value V.I. Fund................................   $         $        $          $
ML Small Cap Value V.I. Fund................................   $         $        $          $
ML Utility & Telecomm. V.I. Fund*...........................   $         $        $          $
AIM V.I. Capital Appreciation Fund..........................   $         $        $          $
AIM V.I. Premier Equity Fund................................   $         $        $          $
Alliance Premier Growth Portfolio...........................   $         $        $          $
Alliance Quasar Portfolio...................................   $         $        $          $
Alliance Technology Portfolio...............................   $         $        $          $
American Century VP International Fund......................   $         $        $          $
Davis Value Portfolio.......................................   $         $        $          $
Mercury International Value V.I. Fund.......................   $         $        $          $
Merrill Lynch Large Cap Growth V.I. Fund....................   $         $        $          $
MFS Emerging Growth Series..................................   $         $        $          $
MFS Research Series.........................................   $         $        $          $
PIMCO Total Return Portfolio................................   $         $        $          $
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $         $        $          $
Roszel/Seligman Mid Cap Growth Portfolio....................   $         $        $          $
Roszel/PIMCO Small Cap Value Portfolio......................   $         $        $          $
Roszel/JP Morgan Small Cap Growth Portfolio.................   $         $        $          $

---------------

* Closed to allocations of premiums or contract value.

     If the Contract is annuitized, or not surrendered at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets and the election of the Estate Enhancer benefit and the GMIB Rider.

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:
ML Reserve Assets V.I. Fund.................................   $         $        $          $
SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
ML American Balanced V.I. Fund*.............................   $         $        $          $
ML Basic Value V.I. Fund....................................   $         $        $          $
ML Core Bond V.I. Fund......................................   $         $        $          $
ML Developing Capital Markets V.I. Fund*....................   $         $        $          $
ML Domestic Money Market V.I. Fund..........................   $         $        $          $
ML Focus Twenty V.I. Fund...................................   $         $        $          $
ML Fundamental Growth V.I. Fund.............................   $         $        $          $
ML Global Allocation V.I. Fund..............................   $         $        $          $
ML Global Growth V.I. Fund..................................   $         $        $          $
ML Government Bond V.I. Fund................................   $         $        $          $
ML High Current Income V.I. Fund............................   $         $        $          $
ML Index 500 V.I. Fund......................................   $         $        $          $
ML Large Cap Core V.I. Fund.................................   $         $        $          $
ML Large Cap Value V.I. Fund................................   $         $        $          $
ML Small Cap Value V.I. Fund................................   $         $        $          $
ML Utility & Telecomm. V.I. Fund*...........................   $         $        $          $
AIM V.I. Capital Appreciation Fund..........................   $         $        $          $
AIM V.I. Premier Equity Fund................................   $         $        $          $
Alliance Premier Growth Portfolio...........................   $         $        $          $
Alliance Quasar Portfolio...................................   $         $        $          $
Alliance Technology Portfolio...............................   $         $        $          $
American Century VP International Fund......................   $         $        $          $
Davis Value Portfolio.......................................   $         $        $          $
Mercury International Value V.I. Fund.......................   $         $        $          $
Merrill Lynch Large Cap Growth V.I. Fund....................   $         $        $          $
MFS Emerging Growth Series..................................   $         $        $          $
MFS Research Series.........................................   $         $        $          $
PIMCO Total Return Portfolio................................   $         $        $          $
Roszel/Lord Abbett Mid Cap Value Portfolio..................   $         $        $          $
Roszel/Seligman Mid Cap Growth Portfolio....................   $         $        $          $
Roszel/PIMCO Small Cap Value Portfolio......................   $         $        $          $
Roszel/JP Morgan Small Cap Growth Portfolio.................   $         $        $          $

---------------

* Closed to allocations of premiums or contract value.

     The preceding Examples help you understand the costs and expenses you will bear, directly or indirectly. The Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as 0.0277% of average assets. The Examples also assume the Estate Enhancer benefit and the GMIB Rider are elected. They reflect the annual charge of 0.25% of the average contract value on the four prior contract quarters for the Estate Enhancer benefit and the fee for the GMIB Rider at an annual rate of 0.40% of the GMIB Benefit Base determined monthly and deducted quarterly.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

GUARANTEED MINIMUM INCOME BENEFIT

     GENERAL

     The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals, regardless of fluctuating market conditions.

     If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, or death. The GMIB Rider will also terminate if the annuitant is changed and, on the date of issue of the contract, the new annuitant was older than age 75.

     We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant to exceed $2,000,000.

     This feature may not be available in your state. Check with your Financial Advisor regarding availability.

         HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

     If you elect the GMIB Rider, we base the amount of minimum income available to you upon the greater of (i) and (ii) plus (iii) where:

     (i)  equals the GMIB Benefit Base (less premium taxes applicable to Account
          A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB payout rates");

     (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current payout rates for the annuity option you select; and

     (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current payout rates for the annuity option you select.

     THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor". Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current payout rates for the same annuity option. Payout rates depend on the sex (where permissible) and ages of the annuitant(s).

     Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

     - GMIB Maximum Anniversary Value for Account A; and

     - GMIB Premiums Compounded at 5% for Account A.

     GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.

     Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.

     GMIB Premiums Compounded at 5% for Account A ("GMIB Premium Benefit Base"). The GMIB Premium Benefit Base equals (i) minus (ii) where:

     (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and

     (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.

     In most cases, interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or the date you exercise the GMIB. Interest may accrue to a later date if you change the annuitant to someone who is older than the previous oldest annuitant. (See "Change of Annuitant".)

     Each "adjusted" transfer or "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by an adjustment factor. To determine the adjustment factor, we calculate the total of all transfers to Account B and withdrawals from Account A during the contract year, including any currently requested transfer or withdrawal. If the total of all such transfers and withdrawals is less than or equal to 5% of the GMIB Premium Benefit Base as of the previous contract anniversary, the adjustment factor is equal to 1.0 divided by 1.05 raised to a fraction. The fraction is equal to the number of days remaining in the contract year, excluding leap days, divided by 365. If the total of all such transfers and withdrawals is greater than 5% of the GMIB Premium Benefit Base as of the previous contract anniversary, the adjustment factor is equal to the GMIB Premium Benefit Base divided by your Account A value, where both values are determined immediately prior to the transfer or withdrawal.

ELECTING TO RECEIVE INCOME PAYMENTS

     You cannot exercise the GMIB until the expiration of the "waiting period." The waiting period expires on the 10th contract anniversary after the date of issue of the Contract. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING AGE 85 OF THE OLDEST ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. If you annuitize your Contract at any other time, the GMIB is not available. For example, you cannot exercise the GMIB if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.

     Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract.

     You are not required to exercise the GMIB to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     The annuity options available when exercising the GMIB to receive your fixed retirement income are limited to the following:

     - Life Annuity

     - Joint and Survivor Life Annuity

     - Life Annuity with Payments Guaranteed for 10 Years

     - Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

     If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

CHANGE OF ANNUITANT

     If the annuitant is changed and, on the date of issue of the Contract, the new annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant, the GMIB Rider will terminate.

     If the annuitant is changed and, on the date of issue of the Contract, the new annuitant was older than the previous oldest annuitant, and if the current date to which the GMIB Premium Benefit Base accrues is later than the effective date of the change of annuitant, we will use the new annuitant's age to recalculate the date to which the GMIB Premium Benefit Base accrues. The new date to which the GMIB Premium Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.

GMIB FEE

     We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider or the Contract. We will determine a fee of 0.40% of the GMIB Benefit Base divided by 12 on the last business day of each month or upon termination of the GMIB Rider or Contract, if earlier. The sum of the fees for each month during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date.

TERMINATION OF THE GMIB RIDER

     The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant."

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       (1)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account A as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (2)          Financial Statements of Merrill Lynch Life Variable Annuity
                     Separate Account B as of December 31, 2001 and for the two years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional Information
                     (Part B of the Registration Statement)
       (3)          Financial Statements of Merrill Lynch Life Insurance Company
                     for the three years ended December 31, 2001 and the Notes relating thereto appear in the Statement of Additional
                     Information (Part B of the Registration Statement)
(b)    Exhibits
       (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Merrill Lynch Life
                     Variable Annuity Separate Account A and Merrill Lynch Life
                     Variable Annuity Separate Account B (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
       (2)          Not Applicable
       (3)          Underwriting Agreement Between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
       (4)(a)       Individual Variable Annuity Contract issued by Merrill Lynch
                     Life Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
          (b)       Merrill Lynch Life Insurance Company Contingent Deferred
                     Sales Charge Waiver Endorsement (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
          (c)       Individual Retirement Annuity Endorsement (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
          (d)       Merrill Lynch Life Insurance Company Endorsement
                     (Incorporated by reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
          (e)       Individual Variable Annuity Contract (revised) issued by
                     Merrill Lynch Life Insurance Company (ML-VA-002)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
          (f)       Merrill Lynch Life Insurance Company Endorsement (ML008)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 7 to Form N-4, Registration No. 33-45379
                     Filed April 26, 1995).
          (g)       Merrill Lynch Life Insurance Company Individual Variable
                     Annuity Contract (ML-VA-001) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 7 to Form N-4,
                     Registration No. 33-45379 Filed April 26, 1995).
          (h)       Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 15 to Form
                     N-4, Registration No. 33-43773 Filed April 13, 1999).

           (i)         Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML043)(Incorporated by
                        Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                        Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).
           (j)         Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML044) (Incorporated by
                        Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                        Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).
           (k)         Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML045) (Incorporated by
                        Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                        Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).
           (l)         Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML046) (Incorporated by
                        Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                        Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).
           (m)         Merrill Lynch Life Insurance Company Death Benefit Endorsement (ML047) (Incorporated by
                        Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                        Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).
           (n)         Merrill Lynch Life Insurance Company Death Benefit Enhancement Riders (ML048 and ML049)
                        (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                        Post-Effective Amendment No. 18 to Form N-4, Registration No. 33-43773 Filed March 2, 2001).
           (o)         Form of Contract Schedules to Merrill Lynch Life Insurance Company Individual Variable Annuity
                        Contracts ML-VA-001 and ML-VA-002 (Incorporated by Reference to Merrill Lynch Life Variable
                        Annuity Separate Account A's Post-Effective Amendment No. 18 to Form N-4, Registration No.
                        33-43773 Filed March 2, 2001).
           (p)         Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference to Merrill Lynch
                        Life Variable Annuity Separate Account A's Post-Effective Amendment No. 22 to Form N-4,
                        Registration No. 33-43773 Filed August 8, 2002).
           (5)         Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by
                        Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                        Amendment No. 22 to Form N-4, Registration No. 33-43773 Filed August 8, 2002).
           (6)(a)      Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of
                        Merrill Lynch Life Insurance Company (Incorporated by Reference to Post-Effective Amendment
                        No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996).
           (b)         Amended and Restated By-laws of Merrill Lynch Life Insurance Company (Incorporated by
                        Reference to Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                        December 10, 1996).
           (7)         Not Applicable
           (8)(a)      Amended General Agency Agreement (Incorporated by Reference to Registrant's Post-Effective
                        Amendment No. 5 to Form N-4, Registration No. 33-45379 Filed April 28, 1994).
           (b)         Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life
                        Agency, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                        Registration No. 33-43773 Filed December 10, 1996).
           (c)         Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset
                        Management, Inc. (Incorporated by Reference to Post-Effective Amendment No. 10 to Form N-4,
                        Registration No. 33-43773 Filed December 10, 1996).

           (d)      Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Reserve Assets
                     Fund (Incorporated by Reference to Post-Effective Amendment
                     No. 10 to Form N-4, Registration No. 33-43773 Filed
                     December 10, 1996).
           (e)      Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Maintaining Constant Net Asset Value for the Domestic Money
                     Market Fund (Incorporated by Reference to Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43773
                     Filed December 10, 1996).
           (f)      Agreement Between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Variable Series Funds, Inc. Relating to
                     Valuation and Purchase Procedures (Incorporated by
                     Reference to Post-Effective Amendment No. 10 to Form N-4,
                     Registration No. 33-43773 Filed December 10, 1996).
           (g)      Amended Service Agreement Between Merrill Lynch Life
                     Insurance Company and Merrill Lynch Insurance Group, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form N-4, Registration No. 33-45379
                     Filed April 28, 1994).
           (h)      Reimbursement Agreement Between Merrill Lynch Asset
                     Management, Inc. and Merrill Lynch Life Agency, Inc.
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).
           (i)      Amendment to the Reimbursement Agreement Between Merrill
                     Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                     Inc. (Incorporated by Reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Registration
                     Statement on Form N-4, Registration No. 333-90243 Filed
                     November 3, 1999).
           (j)      Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc., Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York, and Family
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 5 to Form N-4,
                     Registration No. 33-45379 Filed April 28, 1994).
           (k)      Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to
                     Post-Effective Amendment No. 10 to Form N-4, Registration
                     No. 33-43773 Filed December 10, 1996).
           (l)      Amendment to the Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company. (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Registration Statement on Form N-4, Registration No.
                     333-90243 Filed November 3, 1999).
           (m)      Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to
                     Post-Effective Amendment No. 12 to Form N-4, Registration
                     No. 33-43773 Filed May 1, 1998).
       (9)          Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                     to the legality of the securities being registered.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-45379
                     Filed December 10, 1996).
       (10)(a)      Written Consent of Sutherland Asbill & Brennan LLP. (To be
                     filed by amendment)
           (b) Written Consent of Deloitte & Touche LLP, independent auditors. (To be filed by amendment)
           (c) Written Consent of Barry G. Skolnick, Esq. (To be filed by amendment)
       (11)         Not Applicable
       (12)         Not Applicable
       (13)         Schedule for Computation of Performance Quotations
                     (Incorporated by Reference to Post-Effective Amendment No.
                     10 to Form N-4, Registration No. 33-43773 Filed December
                     10, 1996).

       (14)(a)      Power of Attorney from Barry G. Skolnick (Incorporated by
                     Reference to Post-Effective Amendment No. 4 to Form N-4,
                     Registration No. 33-43773 Filed March 2, 1994).
           (b)      Power of Attorney from Matthew J. Rider (Incorporated by
                     Reference to Merrill Lynch Variable Life Separate Account's
                     Form S-6, Registration No. 333-47844 Filed October 12,
                     2000).
           (c)      Power of Attorney from Michael P. Cogswell. (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-63904 Filed September 10, 2001).
           (d)      Power of Attorney from H. McIntyre Gardner (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Registration Statement on Form N-4,
                     Registration No. 333-63904 Filed June 26, 2001).
           (e)      Power of Attorney from Nikos K. Kardassis (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Pre-Effective Amendment No. 1 to Form N-4,
                     Registration No. 333-63904 Filed September 10, 2001).
           (f)      Power of Attorney from Christopher J. Grady (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Registration Statement on Form N-4,
                     Registration No. 333-63904 Filed June 26, 2001).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Michael P. Cogswell           7 Roszel Road                          Director and Senior Vice President.
                              Princeton, NJ 08540
H. McIntyre Gardner           4 World Financial Center               Director and Chairman of the Board.
                              New York, NY 10080
Christopher J. Grady          7 Roszel Road                          Director and Senior Vice President.
                              Princeton, NJ 08540
Nikos K. Kardassis            7 Roszel Road                          Director, President, and Chief
                              Princeton, NJ 08540                      Executive Officer.
Matthew J. Rider              7 Roszel Road                          Director, Senior Vice President,
                              Princeton, NJ 08540                      Chief Financial Officer, and
                                                                       Treasurer.
Barry G. Skolnick             7 Roszel Road                          Director, Senior Vice President, and
                              Princeton, NJ 08540                      General Counsel.
Amy L. Ferrero                4804 Deer Lake Drive East              Senior Vice President,
                              Jacksonville, FL 32246                   Administration.
Concetta Rugierro             7 Roszel Road                          Senior Vice President.
                              Princeton, NJ 08540
Deborah J. Adler              7 Roszel Road                          Vice President and Chief Actuary.
                              Princeton, NJ 08540
Tracy A. Bartoy               4804 Deer Lake Drive East              Vice President and Assistant
                              Jacksonville, FL 32246                   Secretary.
Edward W. Diffin, Jr.         7 Roszel Road                          Vice President and Senior Counsel.
                              Princeton, NJ 08540
Toni DeChiara                 7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Scott Edblom                  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Wilford H. Fuller             First Union Tower                      Vice President.
                              300 North Greene Street
                              Greensboro, NC 27401

            NAME                   PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------------------
Frances C. Grabish            7 Roszel Road                          Vice President and Senior Counsel.
                              Princeton, NJ 08540
Roger Helms                   7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Joseph E. Justice             7 Roszel Road                          Vice President and Controller.
                              Princeton, NJ 08540
Patrick Lusk                  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Robin A. Maston               7 Roszel Road                          Vice President and Senior Compliance
                              Princeton, NJ 08540                      Officer.
Jane R. Michael               4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp                 7 Roszel Road                          Vice President and Senior Compliance
                              Princeton, NJ 08540                      Officer.
Lori M. Salvo                 7 Roszel Road                          Vice President, Senior Counsel, and
                              Princeton, NJ 08540                      Secretary.
Greta Rein Ulmer              7 Roszel Road                          Vice President, Compliance Services
                              Princeton, NJ 08540                      Manager.
Amy Winston                   7 Roszel Road                          Vice President and Director of
                              Princeton, NJ 08540                      Compliance.
Kelley Woods                  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246


------------------------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

NAME                                                          STATE OF JURISDICTION AND ENTITY
----                                                          --------------------------------
Merrill Lynch & Co., Inc....................................  Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated(1).....  Delaware
     Broadcort Capital Corp.................................  Delaware
     Merrill Lynch Life Agency Inc. (2).....................  Washington
     Merrill Lynch Professional Clearing Corp. (3)..........  Delaware
  Merrill Lynch Capital Services, Inc.......................  Delaware
  Merrill Lynch Government Securities, Inc..................  Delaware
     Merrill Lynch Money Markets Inc........................  Delaware

NAME                                                          STATE OF JURISDICTION AND ENTITY
----                                                          --------------------------------
  Merrill Lynch Group, Inc..................................  Delaware
     Merrill Lynch Investment Managers Group Limited (4)....  England
       Merrill Lynch Investment Managers Holdings Limited...  England
       Merrill Lynch Investment Managers Limited............  England
     Merrill Lynch Investment Managers, L.P. (5)............  Delaware
       MLIM Alternative Strategies LLC......................  Delaware
     Merrill Lynch Capital Partners, Inc....................  Delaware
     Merrill Lynch Bank & Trust Co..........................  New Jersey
     Merrill Lynch Insurance Group, Inc.....................  Delaware
       Merrill Lynch Life Insurance Company.................  Arkansas
       ML Life Insurance Company of New York................  New York
     Merrill Lynch International Finance Corporation........  New York
       Merrill Lynch International Bank Limited.............  England
          Merrill Lynch Bank (Suisse) S.A...................  Switzerland
       Merrill Lynch Group Holdings Limited.................  Ireland
          Merrill Lynch Capital Markets Bank Limited........  Ireland
     Merrill Lynch Mortgage Capital Inc.....................  Delaware
     Merrill Lynch Trust Company FSB........................  New Jersey
     MLDP Holdings, Inc. (6)................................  Delaware
       Merrill Lynch Derivative Products AG.................  Switzerland
     ML IBK Positions, Inc..................................  Delaware
       Merrill Lynch Capital Corporation....................  Delaware
     ML Leasing Equipment Corp. (7).........................  Delaware
     Merrill Lynch Canada Holdings Company..................  Nova Scotia
       Merrill Lynch Canada Finance Company.................  Nova Scotia
       Merrill Lynch & Co., Canada Ltd......................  Ontario
          Merrill Lynch Canada Inc..........................  Canada
  Merrill Lynch Bank USA....................................  Utah
     Merrill Lynch Business Financial Services Inc..........  Delaware
     Merrill Lynch Credit Corporation.......................  Delaware
     Merrill Lynch New Jersey Investment Corporation........  New Jersey
     Merrill Lynch Utah Investment Corporation..............  Utah
  Merrill Lynch International Incorporated..................  Delaware
     Merrill Lynch (Australasia) Pty Limited................  New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........  Victoria, Australia
       Merrill Lynch International (Australia) Limited
          (8)...............................................  New South Wales, Australia

NAME                                                          STATE OF JURISDICTION AND ENTITY
----                                                          --------------------------------
  Merrill Lynch International Holdings Inc..................  Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..............................................  Cayman Islands,
                                                              British West Indies
     Merrill Lynch Capital Markets AG.......................  Switzerland
     Merrill Lynch Europe PLC...............................  England
       Merrill Lynch Holdings Limited.......................  England
          Merrill Lynch International (9)...................  England
       Merrill Lynch Capital Markets Espana S.A. S.V.B......  Spain
       Merrill Lynch (Singapore) Pte. Ltd. (10).............  Singapore
     Merrill Lynch South Africa (Pty) Ltd. (11).............  South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de Bolsa......  Mexico
     Merrill Lynch S.A. Sociedad de Bolsa...................  Argentina
     Banco Merrill Lynch S.A................................  Brazil
     Merrill Lynch S.A......................................  Luxembourg
     Merrill Lynch Europe Ltd...............................  Cayman Islands,
                                                              British West Indies
     Merrill Lynch France S.A...............................  France
       Merrill Lynch Finance S.A............................  France
       Merrill Lynch Capital Markets (France) S.A...........  France
       Merrill Lynch, Pierce, Fenner & Smith SAF............  France
     Merrill Lynch (Asia Pacific) Limited...................  Hong Kong
       Merrill Lynch Far East Limited.......................  Hong Kong
     Merrill Lynch Japan Securities Co., Ltd................  Japan
     Merrill Lynch Japan Finance Co., Ltd...................  Japan
  Herzog, Heine, Geduld, LLC................................  Delaware

------------------------------
(1)  MLPF&S also conducts business as "Merrill Lynch & Co."

(2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

(3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

(4)  Held through several intermediate holding companies.

(5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

(6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

(7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(8)  Held through an intermediate subsidiary.

(9)  Partially owned by another indirect subsidiary of ML & Co.

(10) Held through intermediate subsidiaries.

(11) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27.  NUMBER OF CONTRACTS


     The number of Contracts in force as of July 26, 2002 was 89,823.


ITEM 28.  INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

          Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.


     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; ML of New York Variable Annuity Separate Account; ML of New York Variable Annuity Separate Account A; and ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; and ML of New York Variable Annuity Separate Account D.


     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------------  -----------------------------------------
E. Stanley O'Neal(1)                       Director, Chairman of the Board, and
                                           Chief
                                           Executive Officer
Rosemary T. Berkery(1)                     Executive Vice President
Thomas W. Davis(1)                         Executive Vice President
Barry S. Friedberg(1)                      Executive Vice President
James P. Gorman(1)                         Executive Vice President

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------------  -----------------------------------------
Jerome P. Kenney(1)                        Executive Vice President
John A. McKinley(1)                        Executive Vice President
Thomas H. Patrick(1)                       Director and Executive Vice President
George A. Schieren(2)                      Director, General Counsel and Senior Vice
                                           President
John C. Stomber(3)                         Senior Vice President and Treasurer
Arshad R. Zakaria(4)                       Executive Vice President

------------------------------
(1)   4 World Financial Center, 32nd Floor, New York, NY 10080

(2)   4 World Financial Center, 12th Floor, New York, NY 10080

(3)   4 World Financial Center, 18th Floor, New York, NY 10080

(4)   4 World Financial Center, 8th Floor, New York, NY 10080

   (c) Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 7 Roszel Road, Princeton, New Jersey 08540 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account B, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on the 8th day of August, 2002.


                                          Merrill Lynch Life Variable Annuity
                                          Separate Account B
                                                         (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
                                                       ----------------------------------------------------
----------------------------------------------------      Barry G. Skolnick
       Edward W. Diffin, Jr.                              Senior Vice President and General Counsel
       Vice President and Senior Counsel

                                                       Merrill Lynch Life Insurance Company
                                                               (Depositor)

Attest: /s/ EDWARD W. DIFFIN, JR.                      By: /s/ BARRY G. SKOLNICK
                                                       ----------------------------------------------------
----------------------------------------------------      Barry G. Skolnick
       Edward W. Diffin, Jr.                              Senior Vice President and General Counsel
       Vice President and Senior Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities indicated on August 8, 2002.


                      SIGNATURE                                            TITLE
                      ---------                                            -----
*                                                      Director and Senior Vice President
-----------------------------------------------------
Michael P. Cogswell

*                                                      Director and Chairman of the Board
-----------------------------------------------------
H. McIntyre Gardner

*                                                      Director and Senior Vice President
-----------------------------------------------------
Christopher J. Grady

*                                                      Director, President, and Chief Executive
-----------------------------------------------------    Officer
Nikos K. Kardassis

*                                                      Director, Senior Vice President, Chief
-----------------------------------------------------    Financial Officer, and Treasurer
Matthew J. Rider

*By: /s/ BARRY G. SKOLNICK                             In his own capacity as Director, Senior Vice
                                                         President, and General Counsel, and as
----------------------------------------------------     Attorney-In-Fact
Barry G. Skolnick